Supplement to the
Fidelity® Disruptive Automation ETF, Fidelity® Disruptive Communications ETF, Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, Fidelity® Disruptive Technology ETF, and Fidelity® Disruptors ETF
September 28, 2024
Prospectus

Effective January 1, 2025, the following information replaces similar information for Fidelity® Disruptive Automation ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2023.
David Wagner (Co-Portfolio Manager) has managed the fund since 2025.
Effective January 1, 2025, the following information replaces similar information for Fidelity® Disruptive Communications ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2023.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2025.
Effective January 1, 2025, the following information replaces similar information for Fidelity® Disruptive Finance ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2023.
Pierre Sorel (Co-Portfolio Manager) has managed the fund since 2025.
Effective January 1, 2025, the following information replaces similar information for Fidelity® Disruptive Medicine ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2023.
Eddie Yoon (Co-Portfolio Manager) has managed the fund since 2025.
Effective January 1, 2025, the following information replaces similar information for Fidelity® Disruptive Technology ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2023.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2025.
Effective January 1, 2025, the following information replaces similar information for Fidelity® Disruptors ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2023.
Kwasi Dadzie-Yeboah (Co-Portfolio Manager) has managed the fund since 2025.
Effective January 1, 2025, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Michael Kim is Co-Portfolio Manager of each fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.
David Wagner is Co-Portfolio Manager of Fidelity® Disruptive Automation ETF, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Priyanshu Bakshi is Co-Portfolio Manager of Fidelity® Disruptive Communications ETF and Fidelity® Disruptive Technology ETF, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
Pierre Sorel is Co-Portfolio Manager of Fidelity® Disruptive Finance ETF, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.
Eddie Yoon is Co-Portfolio Manager of Fidelity® Disruptive Medicine ETF, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.
Kwasi Dadzie-Yeboah is Co-Portfolio Manager of Fidelity® Disruptors ETF, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Dadzie-Yeboah has worked as a quantitative analyst and portfolio manager.
DRA-PSTK-1224-102 1.9910215.102	December 20, 2024